Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		44 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Operating Activities
Net loss	$ (520,458)	$ (8,029)	$ (3,004,937)	$ (31,350)	$ (3,086,867)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	118	0	158	0	158
Impairment of intangible assets			168,973	0	168,973
Stock-based compensation	120,293	0	1,869,273	0	1,869,273
Changes in operating assets and liabilities:
(Increase) in prepaid expenses	(100,000)	0	(1,561)	0	(1,561)
Increase in accounts payable	67,692	0	173,972	120	180,672
Increase in bank overdraft	1,863	0
Increase in accrued expenses	78,605	1,941	451,290	0	451,290
Net Cash Used in Operating Activities	(351,887)	(6,088)	(342,832)	(31,230)	(418,062)
Investing Activities
Purchase of fixed assets			(1,419)	0	(1,419)
Acquisition of intangible assets			(45,000)	0	(45,000)
Net Cash Used in Investing Activities			(46,419)	0	(46,419)
Financing Activities
Loans received from related parties	(31,000)	64,500	40,500	20,318	64,818
Proceeds from stock deposits	147,050		147,050	0	147,050
Proceeds from sale of common stock	275,000	0	175,000	0	227,500
Issuance of convertible note payable	95,500	0	37,500	0	37,500
Net Cash Provided by Financing Activities	339,500	64,500	400,050	20,318	476,868
Net increase (decrease) in cash and cash equivlants	(12,387)	58,412	10,799	(10,912)	(12,387)
Cash - Beginning of Period	12,387	1,588	1,588	12,500	0
Cash - End of Period	0	60,000	12,387	1,588	12,387
Supplemental Cash Flow Information:
Interest paid	0	0	342	0	342
Income taxes paid	0	0	0	0	0
Supplemental Non-cash Investing and Financing Information:
Forgivenss of shareholder debt recorded as contributed capital			28,818	0	28,818
Common and preferred stock issued for intangible assets			123,973	0	123,973
Stock deposits reclassified as common stock and stock warrants	147,050	0
Common stock issued for accrued expense	$ 300,000	$ 0